Debt and Capital Lease Obligations (Telenet Credit Facility) (Details) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2014 EUR (€)	Apr. 30, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Apr. 29, 2014 EUR (€)	Apr. 29, 2014 USD ($)
Telenet Credit Facility [Member]
Line of Credit Facility [Line Items]
Portion of debt, default of which triggers event of default			€ 50.0	$ 60.5
Unused borrowing capacity				390.8
Outstanding principal amount				$ 1,638.6
Telenet Facility M [Member]
Line of Credit Facility [Line Items]
Stated interest rate of debt			6.375%	6.375%
Facility amount | €			€ 500.0
Unused borrowing capacity				$ 0.0
Outstanding principal amount				$ 605.0
Telenet Facility O [Member]
Line of Credit Facility [Line Items]
Stated interest rate of debt			6.625%	6.625%
Facility amount | €			€ 300.0
Unused borrowing capacity				$ 0.0
Outstanding principal amount				363.0
Telenet Facility P [Member]
Line of Credit Facility [Line Items]
Line of credit interest rate description			EURIBOR
Basis spread on variable rate			3.875%
Facility amount | €			€ 400.0
Unused borrowing capacity				0.0
Outstanding principal amount				484.0
Telenet Facility S [Member]
Line of Credit Facility [Line Items]
Line of credit interest rate description			EURIBOR
Basis spread on variable rate			2.75%
Facility amount | €			€ 36.9
Unused borrowing capacity				44.7
Outstanding principal amount				$ 0.0
Telenet Facility U [Member]
Line of Credit Facility [Line Items]
Stated interest rate of debt			6.25%	6.25%
Facility amount | €			€ 450.0
Unused borrowing capacity				$ 0.0
Outstanding principal amount				$ 544.5
Telenet Facility V [Member]
Line of Credit Facility [Line Items]
Stated interest rate of debt			6.75%	6.75%
Facility amount | €			€ 250.0
Unused borrowing capacity				$ 0.0
Outstanding principal amount				302.5
Telenet Facility W [Member]
Line of Credit Facility [Line Items]
Line of credit interest rate description			EURIBOR
Basis spread on variable rate			3.25%
Facility amount | €			€ 474.1
Unused borrowing capacity				0.0
Outstanding principal amount				572.5
Telenet Facility X [Member]
Line of Credit Facility [Line Items]
Line of credit interest rate description			EURIBOR
Basis spread on variable rate			2.75%
Facility amount | €			€ 286.0
Unused borrowing capacity				346.1
Outstanding principal amount				0.0
Telenet Facility Y [Member]
Line of Credit Facility [Line Items]
Line of credit interest rate description			EURIBOR
Basis spread on variable rate			3.50%
Facility amount | €			€ 882.9
Unused borrowing capacity				0.0
Outstanding principal amount				1,066.1
Telenet Facility S and X [Member]
Line of Credit Facility [Line Items]
Fee on unused portion of credit facility			1.10%
Elimination of Telenet Facilities M, N, O, P, U and V in Consolidation [Member]
Line of Credit Facility [Line Items]
Unused borrowing capacity				0.0
Outstanding principal amount				$ (2,299.0)
Telenet [Member]
Line of Credit Facility [Line Items]
Gains (losses) on extinguishment of debt		$ (11.9)
Write off of deferred debt issuance cost		7.1
Payment for debt redemption premium		3.6
Amortization of debt discount (premium)		1.2
Telenet [Member] | Telenet Facility S [Member]
Line of Credit Facility [Line Items]
Outstanding principal amount	€ 36.9				$ 44.7	€ 158.0	$ 191.2
Telenet [Member] | Senior Secured Notes Due 2016 [Member]
Line of Credit Facility [Line Items]
Stated interest rate of debt	5.30%				5.30%
Extinguishment of debt	€ 100.0	$ 121.0